Provisions and contingencies	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and contingencies	Provisions and contingencies

(in thousands of USD)	Onerous contract	Total

Balance at January 1, 2021	1,381	1,381

Provisions used during the year	(227)	(227)
Balance at December 31, 2021	1,154	1,154

Non-current	892	892
Current	262	262
Total	1,154	1,154

Balance at January 1, 2022	1,154	1,154

Provisions used during the year	(261)	(261)
Balance at December 31, 2022	892	892

Non-current	597	597
Current	295	295
Total	892	892

In 2004, Gener8 Maritime Subsidiary II Inc. entered into a non-cancellable lease for office space. This lease started on December 1, 2004 and would have expired on September 30, 2020. On July 14, 2015 this lease was extended for an additional five years until September 30, 2025. The facilities have been sub-let starting on December 1, 2018 for the remaining lease term, but changes in market conditions have meant that the rental income is lower than the rental expense. The obligation for the future payments, net of expected rental income, has been provided for.

The Group is currently involved in a litigation. Provisions related to legal and arbitration proceedings are recorded in accordance with the accounting policy as described in Note 1.16. The claim has been submitted on January 15, 2021 by Unicredit Bank in London with the High Court of Justice of England and Wales. The claim relates to an alleged misdelivery of 101,809 metric tons of low sulfur fuel oil that was transported by the Suezmax vessel, Sienna. The charterer, Gulf Petrochem FZC, a company of GP Global, instructed the vessel to discharge the cargo at Sohar without presentation of the bill of lading but against a letter of indemnification issued by the charterer as is customary practice in the crude oil shipping industry. Unicredit bank, who had financed the cargo for an amount of $26,367,200 and allegedly had become the holder of the bill of lading, was not repaid in accordance with the financing arrangements agreed with Gulf Petrochem FZC. As alleged holder of the bill of lading, Unicredit Bank is now claiming that amount of $26,367,200 together with interest from Euronav NV. The case went to Trial in London in March 2022 and judgement was handed down in April 2022. Euronav were successful in defending the claims which were dismissed with costs awarded to Euronav. Unicredit however filed an application and received permission to appeal the decision of the Commercial Court judge, Mrs Justice Moulder. The Court of Appeal hearing took place on March 28 and 29, 2023. Management believes that it has followed well established standard working practices and that it has valid defense arguments. Based on an external legal advice, management believes that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized.

The Group is currently involved in a litigation. RMK Maritime (RMK) has commenced legal proceedings in the London High Court against Euronav seeking $12,993,720 in damages in relation to unpaid advisory services provided by RMK to Euronav concerning its merger with Gener8 in 2016 and 2017. RMK are trying to argue that they are entitled to additional compensation beyond the sums they agreed to accept in a written Advisory Agreement. RMK issued the legal proceedings on September 30, 2022, Euronav’s defense was served on December 29, 2022 and on May 5, 2023, a case management conference hearing is scheduled. Management believes that RMK faces a heavy burden to persuade a Court that they should be entitled to additional remuneration in view of the clear terms of the written Advisory Agreement. Based on an external legal advice, management believes that it has strong arguments that the risk of an outflow is less than probable and therefore no provision is recognized.

Furthermore, the Group is involved in a number of disputes in connection with its day-to-day activities, both as claimant and defendant. Such disputes and the associated expenses of legal representation are covered by insurance. Moreover, they are not of a magnitude that lies outside the ordinary, and their scope is not of such a nature that they could jeopardize the Group's financial position.